Penn Capital Multi-Credit High Income Fund
Schedule of Investments	March 31, 2020 (Unaudited)

Corporate Bonds: 57.5%	Principal	Value
Aerospace: 1.6%
Bombardier, Inc., 8.750%, 12/1/21 (a)	$25,000	$20,750
Spirit AeroSystems, Inc., 1.541% (3 Month US LIBOR + 0.800%), 6/15/21 (b)	80,000	76,169
Spirit AeroSystems, Inc., 4.600%, 6/15/28	90,000	77,390
TransDigm, Inc., 6.375%, 6/15/26	45,000	43,087
TransDigm, Inc., 6.250%, 3/15/26 (a)	40,000	39,800
		257,196
Airline Companies: 0.6%
United Airlines Holdings, Inc., 4.875%, 1/15/25	45,000	38,700
VistaJet Malta Finance PLC, 10.500%, 6/1/24 (a)	80,000	64,700
		103,400
Automotive: 0.6%
Ford Motor Credit Co. LLC, 2.134% (3 Month LIBOR + 0.930%), 9/24/20 (b)	95,000	90,257
Banking: 0.5%
Ally Financial, Inc., 8.000%, 11/1/31	70,000	80,465
Building & Construction: 1.9%
Ashton Woods USA LLC, 9.875%, 4/1/27 (a)	85,000	85,000
Ashton Woods USA LLC, 6.625%, 1/15/28 (a)	40,000	31,600
Beazer Homes USA, Inc., 7.250%, 10/15/29	90,000	68,400
MDC Holdings, Inc., 3.850%, 1/15/30	50,000	45,000
Taylor Morrison Communities, Inc., 5.875%, 1/31/25 (a)	95,000	88,350
		318,350
Building Materials: 0.8%
Builders FirstSource, Inc., 5.000%, 3/1/30 (a)	50,000	45,000
Installed Building Products, Inc., 5.750%, 2/1/28 (a)	90,000	85,725
		130,725
Chemical Companies: 2.7%
Axalta Coating Systems LLC, 4.875%, 8/15/24 (a)	100,000	96,000
Blue Cube Spinco LLC, 9.750%, 10/15/23	120,000	124,650
CF Industries, Inc., 4.950%, 6/1/43	75,000	71,227
Chemours Co., 7.000%, 5/15/25	95,000	79,088
Valvoline, Inc., 4.375%, 8/15/25	80,000	76,200
		447,165
Computer Hardware: 1.1%
Dell International LLC, 8.100%, 7/15/36 (a)	55,000	63,244
NCR Corp., 6.375%, 12/15/23	85,000	83,937
NCR Corp., 6.125%, 9/1/29 (a)	40,000	37,356
		184,537
Consumer/Commercial/Lease Financing: 2.3%
Air Lease Corp., 4.250%, 9/15/24	210,000	186,843
Air Lease Corp., 3.000%, 9/15/23	40,000	32,241
Air Lease Corp., 3.875%, 7/3/23	50,000	45,216
Navient Corp., 7.250%, 9/25/23	80,000	78,400
Springleaf Finance Corp., 5.375%, 11/15/29	45,000	41,198
		383,898

Consumer-Products: 0.9%
HLF Financing Sarl LLC, 7.250%, 8/15/26 (a)	55,000	46,750
Mattel, Inc., 3.150%, 3/15/23	50,000	47,000
Mattel, Inc., 5.875%, 12/15/27 (a)	50,000	51,000
		144,750
Electric-Generation: 1.7%
Calpine Corp., 5.125%, 3/15/28 (a)	70,000	64,400
NRG Energy, Inc., 3.750%, 6/15/24 (a)	50,000	49,493
Talen Energy Supply LLC, 6.500%, 6/1/25	160,000	103,568
Talen Energy Supply LLC, 6.625%, 1/15/28 (a)	75,000	62,844
		280,305
Electronics: 0.3%
MagnaChip Semiconductor Corp., 6.625%, 7/15/21	45,000	43,484
Energy-Exploration & Production: 1.8%
Antero Resources Corp., 5.375%, 11/1/21	50,000	36,375
Comstock Resources, Inc., 9.750%, 8/15/26	50,000	35,500
Covey Park Energy LLC, 7.500%, 5/15/25 (a)	40,000	28,000
Jagged Peak Energy LLC, 5.875%, 5/1/26	50,000	37,390
Matador Resources Co., 5.875%, 9/15/26	60,000	16,779
Montage Resources Corp., 8.875%, 7/15/23	85,000	57,375
Northern Oil and Gas, Inc., 8.500% Cash or 1.000% PIK, 5/15/23 (b)	45,632	31,029
PDC Energy, Inc., 6.125%, 9/15/24	60,000	32,025
SM Energy Co., 5.625%, 6/1/25	55,000	14,988
		289,461
Entertainment: 0.3%
Lions Gate Capital Holdings LLC, 6.375%, 2/1/24 (a)	20,000	17,600
National CineMedia LLC, 5.750%, 8/15/26	40,000	26,800
		44,400
Food & Drug Retailers: 0.5%
Albertsons Cos, Inc., 5.875%, 2/15/28 (a)	85,000	86,513
Food-Wholesale: 4.6%
Dole Food Co., Inc., 7.250%, 6/15/25 (a)	125,000	98,750
JBS USA LUX SA, 5.500%, 1/15/30 (a)	130,000	134,225
JBS USA LUX SA, 6.750%, 2/15/28 (a)	85,000	90,738
KeHE Distributors LLC, 8.625%, 10/15/26 (a)	40,000	40,200
Kraft Heinz Foods Co., 4.375%, 6/1/46	180,000	162,344
Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (a)	40,000	40,695
NBM US Holdings, Inc., 6.625%, 8/6/29 (a)	200,000	180,000
		746,952
Gaming: 1.4%
Scientific Games International, Inc., 5.000%, 10/15/25 (a)	125,000	108,750
Stars Group Holdings BV, 7.000%, 7/15/26 (a)	110,000	103,422
The Enterprise Development Authority, 12.000%, 7/15/24 (a)	27,000	23,490
		235,662

Gas Distribution: 1.4%
Blue Racer Midstream LLC, 6.125%, 11/15/22 (a)	100,000	75,000
Crestwood Midstream Partners LP, 6.250%, 4/1/23	60,000	33,612
Enterprise Products Operating LLC, 4.875% (3 Month US LIBOR + 2.986%), 8/16/77 (b)\	50,000	34,340
NGPL PipeCo LLC, 7.768%, 12/15/37 (a)	45,000	44,833
The Williams Cos., 3.700%, 1/15/23	11,000	10,169
The Williams Cos., 4.500%, 11/15/23	13,000	12,189
The Williams Cos., 4.300%, 3/4/24	15,000	14,061
		224,204
Health Services: 0.2%
Encompass Health Corp., 5.750%, 11/1/24	35,000	35,165
Hospitals: 0.3%
HCA, Inc., 5.500%, 6/15/47	40,000	43,561
Hotels: 0.2%
Marriott Ownership Resorts, Inc., 4.750%, 1/15/28 (a)	50,000	37,500
Investments & Miscellaneous Financial Services: 1.0%
Icahn Enterprises LP, 6.375%, 12/15/25	75,000	70,875
Icahn Enterprises LP, 6.250%, 5/15/26	105,000	99,225
		170,100
Machinery Companies: 0.3%
Cleaver-Brooks, Inc., 7.875%, 3/1/23 (a)	55,000	45,650
Media-Broadcast: 5.7%
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26 (a)	95,000	85,025
Diamond Sports Group LLC, 5.375%, 8/15/26 (a)	195,000	158,441
Entercom Media Corp., 7.250%, 11/1/24 (a)	22,000	18,370
iHeartCommunications, Inc., 4.750%, 1/15/28 (a)	40,000	36,000
Scripps Escrow, Inc., 5.875%, 7/15/27 (a)	75,000	66,000
Sinclair Television Group, Inc., 5.625%, 8/1/24 (a)	35,000	32,244
Sirius XM Radio, Inc., 5.000%, 8/1/27 (a)	40,000	40,596
Sirius XM Radio, Inc., 4.625%, 7/15/24 (a)	85,000	86,269
The E.W. Scripps Co., 5.125%, 5/15/25 (a)	145,000	127,600
Townsquare Media, Inc., 6.500%, 4/1/23 (a)	70,000	67,200
Univision Communications, Inc., 5.125%, 5/15/23 (a)	125,000	110,625
Univision Communications, Inc., 5.125%, 2/15/25 (a)	65,000	55,413
Urban One, Inc., 7.375%, 4/15/22 (a)	55,000	49,794
		933,577
Media-Cable: 3.7%
Altice France Holding SA, 10.500%, 5/15/27 (a)	200,000	211,000
AMC Networks, Inc., 4.750%, 12/15/22	80,000	77,576
CCO Holdings LLC, 4.500%, 8/15/30 (a)	90,000	88,200
Charter Communications Operating LLC, 4.908%, 7/23/25	70,000	75,410
DISH DBS Corp., 5.875%, 11/15/24	115,000	111,990
Videotron Ltd., 5.000%, 7/15/22	40,000	39,702
		603,878
Media-Services: 1.7%
Clear Channel Worldwide Holdings, Inc., 9.250%, 2/15/24 (a)	115,000	98,900
MDC Partners, Inc., 6.500%, 5/1/24 (a)	95,000	71,250
Nielsen Finance LLC, 4.500%, 10/1/20	80,000	77,600
Terrier Media Buyer, Inc., 8.875%, 12/15/27 (a)	40,000	33,600
		281,350

Metals/Mining Excluding Steel: 2.3%
Arconic Corp., 6.125%, 2/15/28 (a)	50,000	51,125
Century Aluminum Co., 7.500%, 6/1/21 (a)	65,000	59,312
Cleveland-Cliffs, Inc., 6.750%, 3/15/26 (a)	90,000	79,537
Compass Minerals International, Inc., 6.750%, 12/1/27 (a)	90,000	81,248
Eldorado Gold Corp., 9.500%, 6/1/24 (a)	60,000	59,100
Novelis Corp., 4.750%, 1/30/30 (a)	55,000	48,950
		379,272
Multi-Line Insurance: 1.4%
Genworth Holdings, Inc., 7.625%, 9/24/21	185,000	175,789
Genworth Holdings, Inc., 4.900%, 8/15/23	60,000	51,600
		227,389
Non-Food & Drug Retailers: 0.5%
L Brands, Inc., 6.875%, 11/1/35	30,000	22,200
L Brands, Inc., 6.694%, 1/15/27	80,000	57,760
		79,960
Oil Field Equipment & Services: 0.2%
CSI Compressco LP, 7.250%, 8/15/22	50,000	27,500
Oil Refining & Marketing: 0.3%
CVR Energy, Inc., 5.250%, 2/15/25 (a)	55,000	42,763
Packaging: 0.9%
Pactiv LLC, 7.950%, 12/15/25	60,000	62,400
Reynolds Group Issuer, Inc., 7.000%, 7/15/24 (a)	45,000	45,731
Reynolds Group Issuer, Inc., 4.719% (3 Month US LIBOR + 3.500%), 7/15/21 (a)(b)	40,000	39,000
		147,131
Pharmaceuticals & Devices: 2.3%
Avantor, Inc., 9.000%, 10/1/25 (a)	60,000	63,162
Bausch Health Americas, Inc., 9.250%, 4/1/26 (a)	90,000	93,951
Bausch Health Cos, Inc., 5.000%, 1/30/28 (a)	45,000	42,602
Bausch Health Cos, Inc.., 6.500%, 3/15/22 (a)	80,000	80,800
Mallinckrodt International Finance SA, 4.875%, 4/15/20 (a)	50,000	35,500
Par Pharmaceutical, Inc., 7.500%, 4/1/27 (a)	65,000	64,675
		380,690
Printing & Publishing: 0.8%
Meredith Corp., 6.875%, 2/1/26	160,000	137,600
Real Estate Development & Management: 0.3%
Realogy Group LLC, 4.875%, 6/1/23 (a)	50,000	42,000
Restaurants: 0.8%
Yum! Brands, Inc., 6.875%, 11/15/37	45,000	42,948
Yum! Brands, Inc., 5.350%, 11/1/43	55,000	46,750
Yum! Brands, Inc., 7.750%, 4/1/25 (a)	35,000	36,750
		126,448
Software/Services: 1.2%
Expedia Group, Inc., 5.950%, 8/15/20	40,000	39,458
Rackspace Hosting, Inc., 8.625%, 11/15/24 (a)	65,000	57,831
Shutterfly, Inc., 8.500%, 10/1/26 (a)	125,000	101,250
		198,539
Specialty Retail: 0.3%
Lithia Motors, Inc., 4.625%, 12/15/27 (a)	50,000	45,005

Support-Services: 3.1%
CoreCivic, Inc., 5.000%, 10/15/22	95,000	90,840
Iron Mountain, Inc., 6.000%, 8/15/23	60,000	60,300
Prime Security Services Borrower LLC, 5.750%, 4/15/26 (a)	45,000	44,100
Prime Security Services Borrower LLC, 6.250%, 1/15/28 (a)	45,000	38,812
The ADT Security Corp., 4.875%, 7/15/32 (a)	60,000	50,982
The GEO Group, Inc., 5.875%, 1/15/22	80,000	72,000
The GEO Group, Inc., 5.875%, 10/15/24	50,000	35,000
The Hertz Corp., 5.500%, 10/15/24 (a)	100,000	56,229
The Hertz Corp., 7.625%, 6/1/22 (a)	65,000	52,650
		500,913
Telecom-Integrated/Services: 2.6%
CenturyLink, Inc., 7.600%, 9/15/39	150,000	145,500
CenturyLink, Inc., 5.125%, 12/15/26 (a)	30,000	29,850
Cincinnati Bell, Inc., 8.000%, 10/15/25 (a)	100,000	102,500
Cincinnati Bell, Inc., 7.000%, 7/15/24 (a)	85,000	85,531
Gogo Intermediate Holdings LLC, 9.875%, 5/1/24 (a)	80,000	63,200
		426,581
Telecommunications Equipment: 0.3%
CommScope, Inc., 5.500%, 3/1/24 (a)	45,000	45,540
Telecom-Wireless: 1.8%
Sprint Capital Corp., 8.750%, 3/15/32	70,000	92,575
Sprint Corp., 7.125%, 6/15/24	60,000	65,924
Sprint Corp., 7.250%, 2/1/28 (a)	50,000	50,250
United States Cellular Corp., 6.700%, 12/15/33	80,000	77,614
		286,363
Transportation Excluding Air/Rail: 0.3%
Teekay Corp., 9.250%, 11/15/22 (a)	50,000	50,000
Total Corporate Bonds (cost $10,336,575)		9,386,199

Convertible Bonds: 1.6%
Media-Broadcast: 0.3%
DISH Network Corp., 2.375%, 3/15/24	60,000	47,550
Pharmaceuticals & Devices: 0.9%
Teva Pharmaceutical Finance Co. LLC, 0.250%, 2/1/26	170,000	157,342
Transportation Excluding Air/Rail: 0.4%
Teekay Corp., 5.000%, 1/15/23	75,000	61,773
Total Convertible Bonds (cost $284,396)		266,665

Bank Loans: 20.9% (c)(d)
Aerospace: 1.1%
Ducommun, Inc., 4.959%, 11/21/25
(1 Month US LIBOR + 4.000%)	28,634	24,339
(1 Month US LIBOR + 4.000%)	7,189	6,111
Dynasty Acquisition Co, Inc., 4.950% (1 Month LIBOR + 3.500%), 4/8/26	64,793	51,268
Dynasty Acquisition Co, Inc., 4.950% (1 Month LIBOR + 3.500%), 4/8/26	34,831	27,560
Jazz Acquisition, Inc., 6.190% (3 Month LIBOR + 4.250%), 6/19/26	74,812	60,785
		170,063
Airline Companies: 0.2%
Allegiant Travel Co., 4.707% (1 Month LIBOR + 3.000%), 2/5/24	50,000	38,750

Auto Parts & Equipment: 0.6%
Dealer Tire LLC, 5.239%, 2/5/27
(1 Month US LIBOR + 4.250%)	45,202	36,614
(1 Month US LIBOR + 4.250%)	79,486	64,383
		100,997
Consumer-Products: 1.4%
BDF Acquisition Corp., 6.250% (1 Month US LIBOR + 5.250%), 8/8/23	98,436	78,749
HLF Financing Sarl LLC, 3.739% (1 Month US LIBOR + 3.250%), 8/16/25	98,623	88,433
Knowlton Development Corp, Inc., 4.739%, 12/21/25
(1 Month LIBOR + 3.750%)	63,554	53,809
(1 Month LIBOR + 3.750%)	11,257	9,531
		230,522
Diversified Capital Goods: 0.4%
DXP Enterprises, Inc., 5.750% (1 Month US LIBOR + 4.750%), 8/29/23	74,617	66,409
Diversified Financial Services: 0.3%
Pivotal Payments Direct Corp., 5.989%, 9/28/25
(1 Month US LIBOR + 5.000%)	41,614	37,037
(1 Month US LIBOR + 5.000%)	6,096	5,425
(1 Month US LIBOR + 5.000%)	8,408	7,483
		49,945
Electric-Generation: 0.2%
Lightstone Holdco LLC, 4.750% (1 Month US LIBOR + 3.750%), 1/30/24	47,330	35,656
Lightstone Holdco LLC, 4.750% (1 Month US LIBOR + 3.750%), 1/30/24	2,670	2,011
		37,667
Electronics: 0.4%
Cohu, Inc., 3.989% (1 Month US LIBOR + 3.000%), 10/1/25	99,495	69,646
Entertainment: 0.8%
Playtika Holding Corp., 7.072% (6 Month US LIBOR + 6.000%), 12/10/24	149,375	138,669
Environmental & Waste: 0.5%
GFL Environmental, Inc., 3.991%, 5/31/25
(1 Month US LIBOR + 3.000%)	67,120	64,771
(1 Month US LIBOR + 3.000%)	12,010	11,590
		76,361
Food-Wholesale: 0.6%
Bellring Brands LLC, 6.000% (1 Month US LIBOR + 5.000%), 10/21/24	98,750	92,084
Gaming: 0.5%
Scientific Games International, Inc., 3.740% (3 Month US LIBOR + 2.750%), 8/14/24	50,000	40,167
Stars Group Holdings BV, 4.950%, 7/10/25
(3 Month US LIBOR + 3.500%)	38,093	36,219
(3 Month US LIBOR + 3.500%)	3,444	3,275
		79,661
Gas Distribution: 0.6%
Prairie ECI Acquiror LP, 6.200% (3 Month US LIBOR + 4.750%), 3/11/26	91,194	46,646
Stonepeak Lonestar Holdings LLC, 6.336% (1 Month US LIBOR + 4.500%), 10/19/26	73,406	53,586
		100,232
Health Care Prodviders & Services: 0.3%
Emerald TopCo, Inc., 4.489% (1 Month US LIBOR + 3.500%), 7/26/26	49,750	45,273
Health Services: 0.9%
American Renal Holdings, Inc., 5.989% (1 Month US LIBOR + 5.500%), 6/22/24	73,485	62,278
Gentiva Health Services, Inc., 4.250% (1 Month LIBOR + 3.250%), 7/2/25	48,258	45,121
Option Care Health, Inc., 5.489% (1 Month US LIBOR + 4.500%), 8/6/26	49,875	40,898
		148,297

Industrial Conglomerates: 0.2%
Deliver Buyer, Inc., 6.450% (3 Month US LIBOR + 5.000%), 5/1/24	49,116	39,354
Investments & Miscellaneous Financial Services: 0.9%
Russell Investments US Institutional Holdco, Inc., 3.822% (6 Month US LIBOR + 3.250%), 6/1/23	43,828	40,103
The Edelman Financial Center LLC, 4.178% (1 Month US LIBOR + 3.250%), 7/19/25	49,375	41,598
VeriFone Systems, Inc., 5.695% (3 Month US LIBOR + 4.000%), 8/20/25	99,249	61,204
		142,905
Media-Broadcast: 0.3%
ION Media Networks, Inc., 4.000% (1 Month US LIBOR + 3.000%), 12/18/24	49,750	45,273
Media-Cable: 1.4%
Altice France SA, 4.705% (1 Month US LIBOR + 4.000%), 8/14/26	247,867	234,854
Media-Services: 0.5%
Terrier Media Buyer, Inc., 5.700% (1 Month LIBOR + 4.250%), 12/17/26	99,750	88,029
Metals/Mining Excluding Steel: 0.7%
Aleris International, Inc., 5.739% (1 Month US LIBOR + 4.750%), 2/27/23	73,936	65,618
American Rock Salt Co. LLC, 4.500% (1 Month US LIBOR + 3.500%), 3/21/25	47,661	40,392
		106,010
Multi-Line Insurance: 0.2%
Asurion LLC, 3.989% (1 Month US LIBOR + 3.000%), 8/4/22	40,907	38,589
Non-Food & Drug Retailers: 1.3%
Calceus Acquisition, Inc., 6.875%, 2/12/25
(1 Month US LIBOR + 5.500%)	117,049	97,150
(1 Month US LIBOR + 5.500%)	755	627
PetSmart, Inc., 5.000% (1 Month US LIBOR + 4.000%), 3/11/22	84,805	81,106
Staples, Inc., 6.015% (1 Month US LIBOR + 4.500%), 9/12/24	49,625	33,745
		212,628
Pharmaceuticals: 0.7%
Aldevron LLC, 5.700% (3 Month US LIBOR + 4.250%), 10/11/26	125,000	116,250
Pharmaceuticals & Devices: 1.0%
Bausch Health Americas, Inc., 3.612% (1 Month US LIBOR + 3.000%), 6/1/25	41,250	39,033
Cambrex Corp., 6.000% (1 Month US LIBOR + 5.000%), 12/4/26	99,750	83,291
Greatbatch Ltd., 3.510% (1 Month US LIBOR + 2.500%), 10/27/22	44,148	41,279
		163,603
Real Estate Investment Trusts (REITs): 0.5%
CoreCivic, Inc., 6.110% (1 Month LIBOR + 4.500%), 12/12/24	98,750	85,913
Restaurants: 0.4%
Carrols Restaurant Group, Inc., 4.210% (US LIBOR + 3.250%), 4/30/26	99,749	70,822
Software/Services: 1.0%
Avaya, Inc., 4.955% (US LIBOR + 4.250%), 12/15/24	100,000	84,750
Rackspace Hosting, Inc., 4.763% (3 Month US LIBOR + 3.000%), 11/3/23	99,235	85,839
		170,589
Support-Services: 0.5%
CTOS LLC, 5.000% (1 Month LIBOR + 4.250%), 4/18/25	100,000	84,750

Telecom-Integrated/Services: 0.9%
CenturyLink, Inc., 3.239% (1 Month LIBOR + 2.250%), 3/15/27	50,000	46,405
Consolidated Communications, Inc., 4.000% (1 Month US LIBOR + 3.000%), 10/5/23	104,462	91,143
		137,548

Telecommunications Equipment: 0.8%
CommScope, Inc., 4.853% (1 Month US LIBOR + 3.250%), 2/6/26	49,750	46,765
Plantronics, Inc., 4.239%, 4/4/26
(1 Month LIBOR + 2.500%)	93,460	72,291
(1 Month LIBOR + 2.500%)	6,540	5,059
		124,115
Wireless Telecommunication Services: 0.7%
Iridium Satellite LLC, 4.750% (1 Month US LIBOR + 3.750%), 11/4/26	115,000	108,100
Total Bank Loans (cost $3,963,701)		3,413,908

Mutual Fund: 17.0%	Shares
Bank Loan Related 17.0%
Penn Capital Defensive Floating Rate Income Fund - Institutional Class (e)	317,447	2,780,837
Total Mutual Fund (cost $3,203,300)		2,780,837

Preferred Stocks: 0.4%
Diversified Financial Services: 0.4%
B. Riley Financial, Inc., 6.375%	3,675	67,363
Media-Broadcast: 0.0%
Spanish Broadcasting System, Inc. 10.750% Cash or 10.750% PIK(f)(g)	1	35
Total Preferred Stocks (cost $81,192)		67,398

Total Investments - 97.5% (cost $17,869,164)		15,915,007
Other Assets and Liabilities 2.5%		410,829
Net Assets: 100.0%		$16,325,836

Percentages are stated as a percent of net assets.
(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of March 31, 2020, the value of these investments was $5,363,841, or 32.9% of total net assets.

(b)	Payment-in-Kind ("PIK") security which may pay interest/dividends in additional par/shares and/or in cash. As of March 31, 2020, the total PIK was $0, or 0.0% of total net assets.
(c)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(d)
Senior floating-rate loans ("Senior Loans") often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(e)	Affiliated company. See Note 2.
(f)	This security is currently being fair valued in accordance with procedures established by the Board of Trustees and is deemed a Level 3 security as it is valued using significant unobservable inputs.
(g)
Payment-in-kind (‘‘PIK’’) security which may pay interest/dividends in additional par/shares and/or in cash. No distribution or dividend was made during the year ended March 31, 2020. As such, it is classified as a non-income producing security as of March 31, 2020.

Country Exposure (as a percentage of total investments) (Unaudited)
United States	93.3%
Luxembourg	3.0%
Canada	2.0%
Marshall Islands	0.7%
Netherlands	0.6%
Malta	0.4%

The Accompanying Footnotes are an Integral Part of these Schedule of Investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of March 31, 2020, in valuing the Fund’s investments:

Description	Level 1	Level 2	Level 3	Total
Penn Capital Multi-Credit High Income Fund
Investments in Securities(a)
Corporate Bonds	$-	$9,386,199	$-	$9,386,199

Convertible Bonds	-	266,665	-	266,665

Bank Loans	-	3,413,908	-	3,413,908

Mutual Fund	2,780,837	-	-	2,780,837

Preferred Stock	67,363	-	35	67,398

Total Investments in Securities	$2,848,200	$13,066,772	$35	$15,915,007

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of March 31, 2020:

Type of Assets	Fair Value as of March 31, 2020	Valuation Techniques	Unobservable Input
Penn Capital Multi-Credit High Income Fund
Preferred Stock
Spanish Broadcasting Systems, Inc.	$35	Broker Quote	Unpublished
			independent
			broker quote

The following table reconciles Level 3 investments based on the inputs used to determine fair value:

	Balance as of July 1, 2019	Purchases	Sales	Accretion of Discount	Net Realized Gain/Loss	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments Held as of March 31, 2020
Penn Capital Multi-Credit High Income Fund
Common Stock
ACC Claims Holdings LLC	$-	$-	$(81)	$-	$(156)	$-	$237

Preferred Stock
Spanish Broadcasting Systems, Inc.	$40	-	-	-	-	$35	$(5)

As of March 31, 2020 the change in unrealized depreciation on positions still held for securities that were considered Level 3 was $5.

2) Transactions with Affiliates

The following issuers are affiliated with the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from July 1, 2019 through March 31, 2020.  As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:
	July 1, 2019		Additions		Reductions		March 31, 2020					March 31, 2020
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Dividend Income	Capital Gain Distribution	Unrealized Depreciation Change	Realized Gain/(Loss)	Value	Cost

Penn Capital Multi-Credit High Income Fund
Penn Capital Defensive Floating Rate Income Fund	374,790	$3,798,301	61,259	$614,519	(118,602)	$(1,209,520)	317,447	$112,129	$-	$(360,814)	$(39,521)	$2,780,837	$3,203,837
		$3,798,301		$614,519		$(1,209,520)		$112,129	$-	$(360,814)	$(39,521)	$2,780,837	$3,203,837